Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Employees eligibility	completed one year of service and are at least 21 years of age
Minimum years of service required to participate in Company sponsored saving and profit sharing plan	1 year
Minimum age required to participate in Company sponsored saving and profit sharing plan	21 years
Employers contribution and compensation	match 50% of employees’ contributions up to 5% of eligible compensation
Employers contribution as percentage of employees contribution	50.00%
Employers contribution as percentage of employees compensation	5.00%
Employees contribution limit	100.00%
Fully vesting period of contribution	3 years
Minimum age for entitlement to benefit of deferred compensation plan	30 years
Minimum years of experience to attain the benefit of deferred compensation plan	10 years
Deferred compensation arrangement with individual employees contribution minimum	$ 3,000
Deferred compensation arrangement with individual employees contribution maximum	8,000
Deferred Profit Sharing [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Employer's contribution	5,688,000	$ 4,966,000	$ 4,715,000
Deferred Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Employer's contribution	1,675,000	$ 1,585,000	$ 1,526,000
Benefit Plans [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Letters of credit with bank	$ 8,091,000